                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5707

                          Van Kampen High Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH INCOME TRUST

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



PAR
AMOUNT
(000)      DESCRIPTION                                                   COUPON          MATURITY               VALUE

           CORPORATE BONDS    170.2%
           BROADCASTING    3.1%
$    170   Granite Broadcasting Corp.                                       9.750 %      12/01/10        $           158,100
     295   Salem Communications Corp.                                       7.750        12/15/10                    312,700
   1,080   TV Azteca SA (Mexico)                                           10.500        02/15/07                  1,107,000
                                                                                                          ------------------
                                                                                                                   1,577,800
                                                                                                          ------------------

           CABLE    7.8%
     575   Cablevision Systems Corp., 144A - Private Placement (a) (b)      5.670        04/01/09                    600,875
   1,005   Charter Communications Holdings LLC                              9.625        11/15/09                    796,462
     160   DirecTV Holdings LLC                                             8.375        03/15/13                    182,800
     855   Echostar DBS Corp.                                               6.375        10/01/11                    869,962
     580   Kabel Deutschland GmbH, 144A - Private Placement (Germany) (a)  10.625        07/01/14                    635,100
     850   PanAmSat Corp., 144A - Private Placement (a)                     9.000        08/15/14                    888,250
                                                                                                          ------------------
                                                                                                                   3,973,449
                                                                                                          ------------------

           CHEMICALS    13.1%
     610   Equistar Chemicals LP                                           10.125        09/01/08                    690,825
     350   Equistar Chemicals LP                                           10.625        05/01/11                    400,750
     245   FMC Corp.                                                       10.250        11/01/09                    287,262
     190   Huntsman Advanced Materials LLC, 144A - Private Placement (a)   11.000        07/15/10                    221,350
     265   Innophos, Inc.,144A - Private Placement (a)                      8.875        08/15/14                    283,550
     190   ISP Chemco, Inc.                                                10.250        07/01/11                    212,800
     900   ISP Holdings, Inc.                                              10.625        12/15/09                    994,500
     145   Koppers, Inc.                                                    9.875        10/15/13                    160,950
     780   Lyondell Chemical Co.                                           10.500        06/01/13                    904,800
      55   Millennium America, Inc.                                         7.000        11/15/06                     57,337
     520   Millennium America, Inc.                                         9.250        06/15/08                    575,900
     535   Nalco Co.                                                        7.750        11/15/11                    569,775
     495   Rhodia SA (France)                                               8.875        06/01/11                    433,125
     600   Rockwood Specialties Group, Inc.                                10.625        05/15/11                    663,000
     137   Westlake Chemical Corp.                                          8.750        07/15/11                    154,467
                                                                                                          ------------------
                                                                                                                   6,610,391
                                                                                                          ------------------

           CONSUMER PRODUCTS    3.7%
     270   Amscan Holdings, Inc., 144A - Private Placement (a)              8.750        05/01/14                    276,750
     210   Oxford Industrials, Inc., 144A - Private Placement (a)           8.875        06/01/11                    228,900
     830   Phillips Van-Heusen Corp.                                        7.250        02/15/11                    867,350
     315   Rayovac Corp.                                                    8.500        10/01/13                    343,350
     158   Tempur Pedic, Inc.                                              10.250        08/15/10                    180,515
                                                                                                          ------------------
                                                                                                                   1,896,865
                                                                                                          ------------------




           DIVERSIFIED MEDIA    10.8%
     832   Advanstar Communications, Inc. (b)                               9.220        08/15/08                    869,022
     655   Alliance Atlantis Communications, Inc. (Canada)                 13.000        12/15/09                    711,494
     750   CanWest Media, Inc. (Canada)                                    10.625        05/15/11                    856,875
     655   Houghton Mifflin Co.                                             9.875        02/01/13                    691,025
     625   Marquee, Inc., 144A - Private Placement (a) (b)                  5.970        08/15/10                    646,875
     190   Marquee, Inc., 144A - Private Placement (a)                      8.625        08/15/12                    202,350
     150   PEI Holdings, Inc.                                              11.000        03/15/10                    174,937
     860   Primedia, Inc.                                                   8.875        05/15/11                    864,300
     400   Vertis, Inc.                                                     9.750        04/01/09                    432,000
                                                                                                          ------------------
                                                                                                                   5,448,878
                                                                                                          ------------------

           ENERGY    16.6%
     335   BRL Universal Equipment                                          8.875        02/15/08                    358,450
     455   CHC Helicopter Corp. (Canada)                                    7.375        05/01/14                    476,612
     220   Citgo Petroleum Corp.                                           11.375        02/01/11                    260,150
     905   El Paso Production Holding Co.                                   7.750        06/01/13                    911,787
     860   Frontier Oil Corp., 144A - Private Placement (a) (c)             6.625        10/01/11                    875,050
      97   Gulfterra Energy Partners LP                                     8.500        06/01/10                    113,369
     385   Gulfterra Energy Partners LP                                    10.625        12/01/12                    485,100
      90   Hanover Compressor Co.                                           8.625        12/15/10                     98,100
     385   Hanover Compressor Co.                                           9.000        06/01/14                    424,462
     375   Hanover Equipment Trust                                          8.500        09/01/08                    405,000
     160   Hanover Equipment Trust                                          8.750        09/01/11                    175,600
     550   Hilcorp Energy Finance Corp., 144A - Private Placement (a)      10.500        09/01/10                    611,875
     188   Magnum Hunter Resources, Inc.                                    9.600        03/15/12                    213,380
     375   Pacific Energy Partners, 144A - Private Placement (a)            7.125        06/15/14                    407,812
     850   Plains Exploration & Production Co., 144A - Private
           Placement (a)                                                    7.125        06/15/14                    915,875
     305   Port Arthur Finance Corp.                                       12.500        01/15/09                    356,710
     180   Tesoro Petroleum Corp.                                           9.625        04/01/12                    209,250
   1,025   Vintage Petroleum, Inc.                                          7.875        05/15/11                  1,101,875
                                                                                                          ------------------
                                                                                                                   8,400,457
                                                                                                          ------------------

           FINANCIAL    1.4%
     680   Refco Finance Holdings LLC, 144A - Private Placement (a)         9.000        08/01/12                    729,300
                                                                                                          ------------------

           FOOD & DRUG    4.0%
     690   Delhaize America, Inc.                                           8.125        04/15/11                    791,447
     150   Jean Coutu Group (PJC), Inc., 144A - Private Placement
           (Canada) (a)                                                     7.625        08/01/12                    153,375
     725   Jean Coutu Group (PJC), Inc., 144A - Private Placement
           (Canada) (a)                                                     8.500        08/01/14                    723,187
   1,570   Jitney-Jungle Stores America, Inc. (d) (e) (f)                  12.000        03/01/06                          0
     360   Rite Aid Corp.                                                   8.125        05/01/10                    379,800
                                                                                                          ------------------
                                                                                                                   2,047,809
                                                                                                          ------------------

           FOOD & TOBACCO    8.1%
     750   Constellation Brands, Inc.                                       8.000        02/15/08                    829,687
     340   Michael Foods, Inc.                                              8.000        11/15/13                    357,850
     210   Pilgrim's Pride Corp.                                            9.250        11/15/13                    232,050



     765   Pilgrim's Pride Corp.                                            9.625        09/15/11                    860,625
     600   Smithfield Foods, Inc.                                           7.625        02/15/08                    643,500
   1,050   Smithfield Foods, Inc.                                           8.000        10/15/09                  1,162,875
                                                                                                          ------------------
                                                                                                                   4,086,587
                                                                                                          ------------------

           FOREST PRODUCTS    13.2%
   1,020   Abitibi-Consolidated, Inc. (Canada)                              6.000        06/20/13                    943,500
     330   Abitibi-Consolidated, Inc. (Canada)                              8.550        08/01/10                    355,575
     535   Georgia-Pacific Corp.                                            8.875        02/01/10                    628,625
     775   Graphic Packaging International, Inc.                            9.500        08/15/13                    889,312
     560   MDP Acquisitions PLC (Ireland)                                   9.625        10/01/12                    635,600
     235   Norampac, Inc. (Canada)                                          6.750        06/01/13                    246,162
   1,350   Owens-Brockway Glass Containers, Inc.                            8.875        02/15/09                  1,474,875
     495   Pliant Corp.                                                    13.000        06/01/10                    428,175
   1,065   Tembec Industries, Inc. (Canada)                                 7.750        03/15/12                  1,075,650
                                                                                                          ------------------
                                                                                                                   6,677,474
                                                                                                          ------------------

           GAMING & LEISURE    16.9%
     425   Caesars Entertainment                                            8.875        09/15/08                    485,562
     920   Harrahs Operating Co., Inc.                                      7.875        12/15/05                    974,050
     290   Hilton Hotels Corp.                                              7.625        12/01/12                    338,575
     176   HMH Properties, Inc.                                             7.875        08/01/08                    181,940
     275   Host Marriott LP                                                 7.125        11/01/13                    290,125
     650   Intrawest Corp., 144A - Private Placement (Canada) (a) (c)       7.500        10/15/13                    676,812
   1,095   Isle of Capri Casinos, Inc.                                      7.000        03/01/14                  1,105,950
     150   MGM Mirage, Inc.                                                 5.875        02/27/14                    145,125
   1,080   MGM Mirage, Inc.                                                 6.000        10/01/09                  1,100,250
      40   MGM Mirage, Inc., 144A - Private Placement (a)                   6.000        10/01/09                     40,750
     865   Mohegan Tribal Gaming Authority, 144A - Private Placement (a)    7.125        08/15/14                    910,412
     490   Park Place Entertainment Corp.                                   7.875        12/15/05                    516,950
   1,075   Starwood Hotels & Resorts Worldwide, Inc.                        7.375        05/01/07                  1,163,688
     625   Station Casinos, Inc.                                            6.000        04/01/12                    643,750
                                                                                                          ------------------
                                                                                                                   8,573,939
                                                                                                          ------------------

           HEALTHCARE    10.4%
     655   AmerisourceBergen Corp.                                          8.125        09/01/08                    730,325
   1,140   Extendicare Health Services, Inc.                                6.875        05/01/14                  1,168,500
     400   Fisher Scientific International, Inc.                            8.125        05/01/12                    448,000
     160   Fisher Scientific International, Inc., 144A - Private Placement
           (a)                                                              6.750        08/15/14                    168,800
     560   Fresenius Medical Care Capital Trust II                          7.875        02/01/08                    613,200
     235   Fresenius Medical Care Capital Trust IV                          7.875        06/15/11                    262,025
      85   National Nephrology Associates, Inc., 144A - Private Placement
           (a)                                                              9.000        11/01/11                     98,706
     410   Team Health, Inc., 144A - Private Placement (a)                  9.000        04/01/12                    410,000
     435   Tenet Healthcare Corp., 144A - Private Placement (a)             9.875        07/01/14                    456,750
     190   VWR International, Inc., 144A - Private Placement (a)            6.875        04/15/12                    199,500
     650   VWR International, Inc., 144A - Private Placement (a)            8.000        04/15/14                    690,625
                                                                                                          ------------------
                                                                                                                   5,246,431
                                                                                                          ------------------

            HOUSING    8.9%


     104   CB Richard Ellis Service, Inc.                                   9.750        05/15/10                    118,300
     545   CB Richard Ellis Service, Inc.                                  11.250        06/15/11                    639,013
     625   Interface, Inc.                                                  9.500        02/01/14                    650,000
     615   Nortek Holdings, Inc., 144A - Private Placement (a)              8.500        09/01/14                    647,288
     875   Ply Gem Industries, Inc., 144A - Private Placement (a)           9.000        02/15/12                    877,188
     645   Technical Olympic USA, Inc.                                      9.000        07/01/10                    709,500
     290   Technical Olympic USA, Inc.                                      9.000        07/01/10                    319,000
     310   Technical Olympic USA, Inc.                                     10.375        07/01/12                    348,750
     190   WII Components, Inc.                                            10.000        02/15/12                    185,250
                                                                                                          ------------------
                                                                                                                   4,494,289
                                                                                                          ------------------

           INFORMATION TECHNOLOGY    4.3%
     445   Iron Mountain, Inc.                                              7.750        01/15/15                    473,925
     770   Iron Mountain, Inc.                                              8.625        04/01/13                    839,300
     800   Xerox Corp.                                                      7.125        06/15/10                    858,000
                                                                                                          ------------------
                                                                                                                   2,171,225
                                                                                                          ------------------
           MANUFACTURING    5.1%
     155   Flowserve Corp.                                                 12.250        08/15/10                    175,925
     530   Johnsondiversey, Inc.                                            9.625        05/15/12                    596,250
     675   Manitowoc, Inc.                                                 10.500        08/01/12                    781,313
   1,010   Trimas Corp.                                                     9.875        06/15/12                  1,052,925
                                                                                                          ------------------
                                                                                                                   2,606,413
                                                                                                          ------------------

           METALS    2.8%
     191   Doe Run Resources Corp. (Acquired 02/15/01, Cost $167,821) (f)
           (g) (h)                                                         11.750        11/01/08                    163,513
     140   Foundation PA Coal Co., 144A - Private Placement (a)             7.250        08/01/14                    149,450
     210   General Cable Corp.                                              9.500        11/15/10                    234,150
     440   UCAR Finance, Inc.                                              10.250        02/15/12                    506,000
     337   United States Steel Corp.                                        9.750        05/15/10                    387,550
                                                                                                          ------------------
                                                                                                                   1,440,663
                                                                                                          ------------------

           RETAIL    1.6%
      67   Big 5 Corp.                                                     10.875        11/15/07                     69,094
     290   General Nutrition Centers, Inc.                                  8.500        12/01/10                    297,975
     425   Petro Stopping Center Financial                                  9.000        02/15/12                    452,625
                                                                                                          ------------------
                                                                                                                     819,694
                                                                                                          ------------------

           SERVICES    7.5%
      45   Allied Waste North America, Inc.                                 7.875        04/15/13                     47,700
   1,500   Allied Waste North America, Inc.                                 8.875        04/01/08                  1,635,000
     510   Buhrmann US, Inc., 144A - Private Placement (a)                  8.250        07/01/14                    512,550
     405   MSW Energy Holdings II LLC                                       7.375        09/01/10                    427,275
      85   MSW Energy Holdings LLC                                          8.500        09/01/10                     93,500
     390   United Rentals North America, Inc.                               6.500        02/15/12                    377,325
     740   United Rentals North America, Inc.                               7.750        11/15/13                    697,450
                                                                                                          ------------------
                                                                                                                   3,790,800
                                                                                                          ------------------

           TELECOMMUNICATIONS    6.3%
     605   Axtel SA (Mexico)                                               11.000        12/15/13                    623,150
     860   Cincinnati Bell, Inc.                                            7.250        07/15/13                    832,050
     280   Exodus Communications, Inc. (d) (e) (f)                         11.250        07/01/08                          0



     430   Qwest Communications International, Inc., 144A - Private
           Placement (a) (b)                                                5.211        02/15/09                    411,725
     710   Qwest Corp.                                                      6.625        09/15/05                    733,075
     575   Qwest Corp., 144A - Private Placement (a)                        7.875        09/01/11                    599,438
                                                                                                          ------------------
                                                                                                                   3,199,438
                                                                                                          ------------------

           TRANSPORTATION    7.1%
     450   Autonation, Inc.                                                 9.000        08/01/08                    519,750
     585   Laidlaw International, Inc.                                     10.750        06/15/11                    670,556
   1,065   Sonic Automotive, Inc.                                           8.625        08/15/13                  1,131,563
   1,100   TRW Automotive, Inc.                                             9.375        02/15/13                  1,262,250
                                                                                                          ------------------
                                                                                                                   3,584,119
                                                                                                          ------------------

           UTILITY    12.1%
     485   AES Corp.                                                        7.750        03/01/14                    503,188
      23   AES Corp.                                                        8.875        02/15/11                     25,703
      73   AES Corp.                                                        9.375        09/15/10                     82,581
     725   Calpine Corp., 144A - Private Placement (a)                      8.500        07/15/10                    558,250
      65   CMS Energy Corp.                                                 7.500        01/15/09                     68,413
     405   CMS Energy Corp.                                                 8.500        04/15/11                    443,475
     605   Dynegy Holdings, Inc.                                            6.875        04/01/11                    579,288
     345   Dynegy Holdings, Inc., 144A - Private Placement (a)              9.875        07/15/10                    391,575
     235   IPALCO Enterprises, Inc.                                         8.625        11/14/11                    266,725
     485   Monongahela Power Co.                                            5.000        10/01/06                    504,249
     290   Nevada Power Co.                                                 8.250        06/01/11                    326,250
     490   Nevada Power Co.                                                 9.000        08/15/13                    565,950
     385   PSEG Energy Holdings, Inc.                                       7.750        04/16/07                    412,913
      20   PSEG Energy Holdings, Inc.                                       8.625        02/15/08                     22,150
     195   Southern Natural Gas Co.                                         8.875        03/15/10                    220,350
     785   TNP Enterprises, Inc.                                           10.250        04/01/10                    847,800
     270   Trans Continental Gas Pipe Line Corp.                            8.875        07/15/12                    329,738
                                                                                                          ------------------
                                                                                                                   6,148,598
                                                                                                          ------------------

           WIRELESS COMMUNICATIONS    5.4%
     590   Centennial Communications, 144A - Private Placement (a)          8.125        02/01/14                    565,663
   1,275   Nextel Communications, Inc.                                      6.875        10/31/13                  1,332,375
     250   Rural Cellular Corp., 144A - Private Placement (a) (b)           6.380        03/15/10                    255,625
     575   Rural Cellular Corp., 144A - Private Placement (a)               8.250        03/15/12                    587,938
                                                                                                          ------------------
                                                                                                                   2,741,601
                                                                                                          ------------------

TOTAL CORPORATE BONDS    170.2%                                                                                   86,266,220
                                                                                                          ------------------


DESCRIPTION                                                                                                           VALUE

EQUITIES 0.5%
           DecisionOne Corp. (3,033 common shares) (f) (i)                                                                 0
           DecisionOne Corp. (6,670 common stock warrants) (f) (i)                                                         0
           Doe Run Resources Corp. (1 common stock warrant) (f) (i)                                                        0
           HCI Direct, Inc. (30,357 common shares) (f) (i)                                                           236,784





           Hosiery Corp of America, Inc. (500 common shares) (f) (i)                                                       0
           VS Holdings, Inc. (11,316 common shares) (f) (i)                                                            2,113
                                                                                                          ------------------

TOTAL EQUITIES    0.5%                                                                                               238,897
                                                                                                          ------------------

TOTAL LONG-TERM INVESTMENTS    170.7%
   (Cost $85,437,847)                                                                                             86,505,117

REPURCHASE AGREEMENT    3.6%
                 State Street Bank & Trust Co. ($1,841,000 par
                 collateralized by U.S. Government obligations in a
                 pooled cash account, interest rate of 1.82%, dated
                 09/30/04, to be sold on 10/01/04 at $1,841,093)                                                   1,841,000
                                                                                                          ------------------
                               (Cost $1,841,000)

TOTAL INVESTMENTS    174.3%
   (Cost $87,278,847)                                                                                             88,346,117

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.1%)                                                                      (42,955)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (74.2%)                                                    (37,630,916)
                                                                                                          ------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                 $50,672,246
                                                                                                          ==================



           Percentages are calculated as a percentage of net assets applicable to common shares.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Variable rate security. Interest rate shown is that in effect at September 30, 2004.

(c)        Security purchased on a when-issued or delayed delivery basis.

(d)        Non-income producing as security is in default.

(e)        This borrower has filed for protection in federal bankruptcy court.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)        Payment-in-kind security.

(h) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.

(i)        Non-income producing security.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
   -------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004